Business Combinations (Tables)	12 Months Ended
Mar. 31, 2023
The Smart Cube [Member]
Statement [LineItems]
Purchase Price Allocation to Assets Acquired and Liabilities Assumed
The provisional accounting pending allocation under IFRS 3, “Business Combinations” is as follows:

Amount
Cash	$6,710
Trade receivables	7,472
Unbilled revenue	651
Prepayment and other current assets	1,051
Property and equipment	427
Right-of-use assets	1,781
Intangible assets
- Customer relationships	26,692
- Customer contracts	1,959
- Covenant not-to-compete	1,305
- Software	1,305
Non-current assets	1,061
Deferred tax assets	1,767
Current liabilities	(6,011)
Non-current liabilities	(1,689)
Lease liabilities	(1,736)
Deferred tax liabilities	(7,414)

Net assets acquired	35,331
Less: Purchase consideration	(122,150)

Goodwill on acquisition	$86,819

OptiBuy [Member]
Statement [LineItems]
Purchase Price Allocation to Assets Acquired and Liabilities Assumed
The provisional accounting pending allocation under IFRS 3, “Business Combinations” is as follows:

Amount
Cash	$1,075
Trade receivables	2,230
Prepayment and other current assets	440
Property and equipment	45
Right-of-use assets	238
Intangible assets
- Customer relationships	3,442
- Customer contracts	934
- Covenant not-to-compete	956
- Software	122
Non-current assets	593
Deferred tax assets	16
Current liabilities	(2,532)
Non-current liabilities	(21)
Lease liabilities	(234)
Deferred tax liabilities	(1,022)

Net assets acquired	6,282
Less: Purchase consideration	(32,064)

Goodwill on acquisition	$25,782

Large Insurance Company [Member]
Statement [LineItems]
Purchase Price Allocation to Assets Acquired and Liabilities Assumed
The purchase price has been allocated, as set out below:

Amount
Intangible assets
- Customer contracts	$37,890
Deferred tax liabilities	(9,300)

Net assets acquired	28,590
Less: Purchase consideration	(44,000)

Goodwill on acquisition	$15,410

Vuram Technology Solutions [Member]
Statement [LineItems]
Purchase Price Allocation to Assets Acquired and Liabilities Assumed
The purchase price has been allocated on a provisional basis, as set out below, to the assets acquired and liabilities assumed in the business combination.

Amount
Cash	$4,670
Investments	11,235
Trade receivables	6,738
Unbilled revenue	705
Prepayment and other current assets	1,633
Property and equipment	707
Right-of-use assets	1,498
Intangible assets
- Customer relationships	45,331
- Customer contracts	5,267
- Covenant not-to-compete	5,001
- Software & Trade name	92
Non-current assets	375
Deferred tax assets	632
Current liabilities	(7,799)
Non-current liabilities	(1,265)
Lease liabilities	(1,470)
Deferred tax liabilities	(13,717)

Net assets acquired	59,633
Less: Purchase consideration	(170,347)

Goodwill on acquisition	$110,714

MOL Information Processing Services (I) Private Limited [Member]
Statement [LineItems]
Purchase Price Allocation to Assets Acquired and Liabilities Assumed
The Company has completed the accounting of the assets acquired and liabilities assumed on acquisition. The purchase price has been allocated, as set out below, to the assets acquired and liabilities assumed in the business combination.

Amount
Total assets	$3,981
Less: Total liabilities	(2,321)

Net assets acquired	1,660
Less: Purchase consideration	(2,958)

Goodwill on acquisition	$1,298